UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2009

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Victoria 1522 Fund

SEMI-ANNUAL REPORT
March 31, 2009

www.victoria1522.com

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Victoria 1522 Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Expenses	2
Schedule of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Victoria 1522 Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Dear Fellow Shareholder,

I am very pleased to report that the Victoria 1522 Fund delivered strong results during its first six months of operation, as detailed in the accompanying Semi-Annual Report.

Over the six months that began October 1, 2008, and ended March 31, 2009, the Victoria 1522 Fund’s Advisor Class Shares had a total return of +5.31% in U.S. dollar terms (USD), while the Fund’s Institutional Class Shares had a total return of +5.51% (USD).  This performance compares favorably to that of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) Index, which declined by 28.28% (USD) over the same period.

The Fund’s outperformance during a period of unprecedented declines and volatility in global markets was largely due to the Fund’s high cash position and our theme-driven investment strategy.  Our emphasis on precious metals producers was beneficial, as investors once again sought the perceived safety of gold.  Several of the Fund’s food-related stocks also performed well, again reflecting the defensive sentiment prevailing in the market.  Another key theme that we continue to pursue is base metals such as cobalt and molybdenum, two substances that have wide-ranging industrial applications.  Molybdenum, for example, is also used in missile production; thus, the Fund’s investment in it also fits with another theme in the portfolio:  increased defense spending worldwide.

The investments made by the Fund during the period in Qatar and Bahrain, economies reliant on oil, detracted from performance as the price of oil plummeted.  Investments in shipping also detracted from the Fund’s performance as global trade and shipping rates declined.

More recently, we have increased the Fund’s investments in telecommunications and electronics companies that we believe will benefit — and thus produce visible earnings growth — from the rollout of third-generation (“3G”) technology in China and India.

We believe that the current market environment warrants a greater emphasis on balance-sheet strength.  As always, we favor companies with excellent balance sheets, strong management teams, excess capacities, and dominant market shares.  On a geographic basis, Victoria 1522 remains focused on emerging markets with well-diversified, largely self-sufficient economies such as Brazil and China, which we view as comparatively well-equipped to withstand the global slowdown and capital shortage.  Both countries remain economically stronger than the United States and other emerging and developed nations.  Thus, despite what appears to be a daunting market climate, we believe that opportunities abound.

Thank you for your investment in the Victoria 1522 Fund.

Sincerely,

Josephine S. Jiménez, CFA
Portfolio Manager
Victoria 1522 Investments, LP
244 California Street, Suite 610
San Francisco, CA  94111

Victoria 1522 Fund
Fund Expenses - March 31, 2009 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/01/08 to 3/31/09.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		10/01/08	3/31/09	10/01/08 – 3/31/09
Advisor Class
	Actual Performance	$1,000.00	$1,053.10	$9.73
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.46	$9.55
Institutional Class
	Actual Performance	$1,000.00	$1,055.10	$8.45
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.70	$8.30

* Expenses are equal to the Fund’s annualized expense ratio of 1.90% and 1.65% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2009
(Unaudited)

Number of Shares	Value

	COMMON STOCKS - 83.4%

	BRAZIL - 15.4%
22,900	Banco do Brasil S.A.	$169,099
4,500	Centrais Eletricas Brasileiras S.A.	48,360
14,600	Cia Vale do Rio Doce	168,733
9,100	Fertilizantes Fosfatados S.A.	52,486
34,500	Forjas Taurus S.A.	57,555
22,450	Petroleo Brasileiro S.A.	276,972
9,700	Usinas Siderurgicas de Minas Gerais S.A.	111,225
		884,430
	CHILE - 1.0%
2,200	Sociedad Quimica y Minera de Chile S.A. ADR	58,432

	CHINA - 23.8%
61,000	Asia Cement China Holdings Corp.*	33,033
45,500	BYD Co., Ltd. - Class H	83,712
87,360	Chaoda Modern Agriculture Holdings Ltd.	52,066
200,000	China Aoyuan Property Group Ltd.	25,216
193,000	China Construction Bank Corp. - Class H	109,561
54,000	China Green Holdings Ltd.	31,913
16,500	China Mobile Ltd.	143,730
699,000	China Molybdenum Co., Ltd. - Class H	312,036
484,000	China Rare Earth Holdings Ltd.	54,966
38,000	China Shenhua Energy Co., Ltd. - Class H	85,738
290,000	China Telecom Corp., Ltd. - Class H	119,785
83,000	Great Wall Motor Co., Ltd. - Class H	33,726
344,000	Qingling Motors Co. - Class H	42,098
102,500	Real Gold Mining Ltd.*	80,407
158,000	Yanzhou Coal Mining Co., Ltd. - Class H	113,115
36,500	Zhaojin Mining Industry Co., Ltd. - Class H	51,720
		1,372,822

	CONGO – 1.8%
1,482,000	Central African Mining & Exploration Co., Plc*	102,287

	CROATIA - 0.4%
600	Hrvatske telekomunikacije dd	23,336

	INDIA - 3.4%
30,000	Mahanagar Telephone Nigam ADR	81,900
23,300	Tata Motors Ltd. ADR	114,869
		196,769

	INDONESIA - 1.3%
59,000	Bank Central Asia Tbk P.T.	15,813
115,500	International Nickel Indonesia Tbk P.T.	22,290
120,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.*	34,347
		72,450

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2009
(Unaudited)

Number of Shares		Value

	ISRAEL - 0.9%
1,100	Elbit Systems Ltd.	$53,053

	KAZAKHSTAN – 5.0%
11,200	Eurasian Natural Resources Corp.	72,478
21,100	KazakhGold Group Ltd. GDR*	141,362
5,000	KazMunaiGas Exploration Production GDR	74,402
		288,242

	MEXICO - 1.8%
10,200	Industrias Penoles S.A.B. de C.V.	106,926

	PHILIPPINES - 1.5%
2,000	Philippine Long Distance Telephone Co. ADR	88,260

	RUSSIAN FEDERATION - 3.8%
9,500	Polyus Gold Co. ADR	217,550

	SOUTH AFRICA - 11.8%
9,700	African Rainbow Minerals Ltd.	141,957
31,000	DRDGOLD Ltd.	25,712
4,900	Gold Fields Ltd.	55,042
12,700	Harmony Gold Mining Co., Ltd.*	137,108
11,000	Illovo Sugar Ltd.	33,147
2,600	Impala Platinum Holdings Ltd.	43,512
12,500	MTN Group Ltd.	138,694
36,000	Rainbow Chicken Ltd.	58,673
8,800	Shoprite Holdings Ltd.	46,987
		680,832

	SOUTH KOREA - 3.5%
400	Hyundai Mobis	23,229
1,210	Korea Line Corp.	51,716
470	POSCO	125,245
		200,190

	TAIWAN - 8.0%
30,071	Chunghwa Telecom Co., Ltd.	54,838
7,000	HTC Corp.	86,191
8,000	Largan Precision Co., Ltd.	67,183
5,000	MediaTek, Inc.	47,068
3,000	Richtek Technology Corp.	14,175
126,000	Taiwan Semiconductor Manufacturing Co., Ltd.	189,737
		459,192

	TOTAL COMMON STOCKS (Cost $4,442,830)	4,804,771

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2009
(Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 16.7%
	UNITED STATES - 16.7%
961,508	UMB Money Market Fiduciary, 0.05%	$961,508

	TOTAL SHORT-TERM INVESTMENTS (Cost $961,508)	961,508

	TOTAL INVESTMENTS - 100.1% (Cost $5,404,338)	5,766,279
	Liabilities less other assets - (0.1)%	(6,851)

	TOTAL NET ASSETS -100.0%	$5,759,428

ADR - American Depository Receipt
GDR - Global Depository Receipt
Plc - Public Limited Company

* Non-income producing security.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of March 31, 2009
(Unaudited)

Industry	Percent of Net Assets
Precious Metals	13.1%
Steel	12.5%
Other Metals/Minerals	7.7%
Wireless Telecommunications	4.9%
Integrated Oil	4.8%
Semiconductors	4.4%
Coal	3.4%
Major Telecommunications	3.4%
Specialty Telecommunications	3.0%
Major Banks	2.9%
Electronic Components	2.6%
Regional Banks	2.2%
Agricultural Commodities/Milling	2.1%
Trucks/Construction/Farm Machinery	2.0%
Chemicals: Agricultural	1.9%
Aerospace & Defense	1.9%
Telecommunications Equipment	1.5%
Motor Vehicles	1.3%
Oil & Gas Pipelines	1.3%
Food: Meat/Fish/Dairy	1.0%
Industrial Specialties	1.0%
Marine Shipping	0.9%
Electric Utilities	0.8%
Food Retail	0.8%
Food: Specialty/Candy	0.6%
Construction Materials	0.6%
Real Estate Development	0.4%
Industrial Machinery	0.4%
Total Long-Term Investments	83.4%

Short-Term Investments	16.7%
Total Investments	100.1%
Liabilities less other assets	(0.1)%

Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009 (Unaudited)

ASSETS
Investments in securities, at value (cost $5,404,338)	$5,766,279
Cash, denominated in foreign currency (cost $120,463)	119,950
Receivables:
Investment securities sold	142,459
Fund shares sold	60,000
Dividends and interest	18,244
From Advisor	15,452
Unrealized gain on forward exchange contracts	1,208
Prepaid expenses	36,516
Total assets	6,160,108

LIABILITIES
Payables:
Investment securities purchased	365,316
Due under Distribution Plan - Advisor Class (Note 7)	47
Administration fees	3,279
Custody fees	13,819
Fund accounting fees	3,259
Transfer agent fees	1,498
Trustees fees	1,476
Chief Compliance Officer fees	1,834
Accrued other expenses	10,150
Unrealized loss on forward exchange contracts	2
Total liabilities	400,680

NET ASSETS	$5,759,428

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,486,268
Accumulated net investment loss	(18,038)
Accumulated net realized loss on investments	(70,505)
Net unrealized appreciation (depreciation) on:
Investments	361,941
Foreign currency	(238)
Net Assets	$5,759,428

Advisor Class
Net assets applicable to shares outstanding	$419,859
Shares outstanding	39,978
Net asset value, offering and redemption price per share	$10.50

Institutional Class
Net assets applicable to shares outstanding	$5,339,569
Shares outstanding	507,743
Net asset value, offering and redemption price per share	$10.52

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $3,836)	$34,140
Interest	3,955
Total income		$38,095

Expenses
Advisory fees	28,425
Distribution fees - Advisor Class (Note 7)	47
Fund accounting fees	22,664
Administration fees	19,945
Transfer agent fees	17,846
Organization cost	17,988
Registration fees	13,868
Custody fees	13,819
Audit fees	7,439
Legal fees	4,959
Chief compliance officer fees	3,720
Trustees' fees and expenses	2,976
Insurance fees	2,326
Shareholder reporting fees	1,736
Miscellaneous	979

Total expenses		158,737
Less: Advisory fees waived		(28,425)
Less: Other expenses waived or reimbursed		(89,482)
Net expenses		40,830
Net investment loss		(2,735)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
AND FOREIGN CURRENCY:
Net realized loss on:
Investments		(8,689)
Foreign currency transactions		(61,816)
Net realized loss		(70,505)
Net unrealized appreciation (depreciation) on:
Investments		361,941
Foreign currency translations		(238)
Net unrealized appreciation		361,703
Net realized and unrealized gain on investments and
foreign currency		291,198

Net Increase in Net Assets from Operations		$288,463

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Six Months Ended
March 31, 2009
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(2,735)
Net realized loss on investments and foreign currency	(70,505)
Net unrealized appreciation on investments and foreign currency	361,703
Net increase in net assets resulting from operations	288,463

Distributions to Shareholders
From net investment income
Advisor Class	(15)
Institutional Class	(15,288)
Total distributions	(15,303)

Capital Transactions
Net proceeds from shares sold	5,486,113
Reinvestment of distributions	155
Net change in net assets from capital transactions	5,486,268

Total increase in net assets	5,759,428

NET ASSETS
Beginning of period	-
End of period	$5,759,428

Accumulated net investment loss	$(18,038)

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS - Advisor Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the
	Six Months Ended
	March 31, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.02)	(a)
Net realized and unrealized gain on investments
and foreign currency	0.55
Total from investment operations	0.53

Less Distributions:
From net investment income	(0.03)

Net asset value, end of period	$10.50

Total return	5.31%	*

Ratios and Supplemental Data
Net assets, end of period	$419,859

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	6.67%	**
After fees waived and expenses absorbed	1.90%	**
Ratio of net investment loss to average net assets	(0.36)	**
Portfolio turnover rate	54%	*

(a) Based on average shares outstanding during the period.
* Not annualized.
** Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the
	Six Months Ended
	March 31, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.01)	(a)
Net realized and unrealized gain on investments
and foreign currency	0.56
Total from investment operations	0.55

Less Distributions:
From net investment income	(0.03)

Net asset value, end of period	$10.52

Total return	5.51%	*

Ratios and Supplemental Data
Net assets, end of period	$5,339,569

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	6.42%	**
After fees waived and expenses absorbed	1.65%	**
Ratio of net investment income to average net assets	(0.11)	**
Portfolio turnover rate	54%	*

(a) Based on average shares outstanding during the period.
* Not annualized.
** Annualized.

See accompanying Notes to Financial Statements.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares, Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

Organization costs incurred with the start up of the Fund are being amortized on a straight line basis over a period of 12 months from commencement of operations. The Fund incurred organization costs of approximately $34,534, which are being amortized over a one-year period.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

At March 31, 2009, the Fund had the following forward contracts outstanding:

	Contracts to Buy				Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain / (Loss)

April 2, 2009	189,448	HKD	24,445	USD	24,443	($2)
April 3, 2009	895,964	ZAR	93,382	USD	94,586	1,204
					Total	$1,202

	Contracts to Sell
April 2, 2009	124,987	USD	968,691	HKD	124,983	$4

Net unrealized gain on forward contracts						$1,206

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(f) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board (FASB) interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Victoria 1522 Investments, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.90% and 1.65% of the Fund's average daily net assets for Advisor Class and Institutional Class, respectively until September 30, 2009.

For the six months ended March 31, 2009, the Advisor waived all of its advisory fees and reimbursed other expenses of $89,482.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  At March 31, 2009, the amount of these potentially recoverable expenses was $117,907.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2009, the Fund’s allocated fees paid to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the six months ended March 31, 2009, are reported on the Statement of Operations.

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

Note 4 – Federal Income Taxes
At March 31, 2009, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,422,932

Gross unrealized appreciation	498,310
Gross unrealized depreciation	(155,155)
Net unrealized appreciation on investments and foreign currency translations	$343,155

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - Capital Transactions
Capital transactions for the Fund were as follows:

	For the Six Months Ended
	March 31, 2009
	Shares	Value
Subscriptions:
Advisor Class	39,976	$410,142
Institutional Class	507,729	5,075,970
Total Subscriptions	547,705	$5,486,112

Shares issued on reinvestment of distributions:
Advisor Class	2	$15
Institutional Class	14	140
Total Reinvestment of Distributions	16	$155

Repurchases:
Advisor Class	-	$-
Institutional Class	-	-
Total Repurchases	-	$-

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

Note 6 - Investment Transactions
For the six months ended March 31, 2009, purchases and sales of investments, excluding short-term investments, were $6,250,058 and $1,752,426, respectively.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the Advisor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator. The Institutional Class does not pay any distribution fees.

For the six months ended March 31, 2009, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services).

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Victoria 1522 Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2009
(Unaudited) - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,086,324	$114,845
Level 2 - Other Significant Observable Inputs	3,679,955	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,766,279	$114,845

*Other financial instruments include forward contracts.

Note 10 – Accounting Pronouncement
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosures.

Victoria 1522 Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Victoria 1522 Investments, LP

The Board of Trustees of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), at a meeting held on September 18, 2008 unanimously approved the Investment Advisory Agreement (the “Agreement”) with Victoria 1522 Investments, LP (“Victoria”) for the Victoria 1522 Fund (the “Fund”) for an initial two-year term.  The Board of Trustees determined that the Agreement was in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreement, the Independent Trustees received various materials from Victoria, Mutual Fund Administration Corporation (“MFAC”), the Trust’s co-administrator, and independent legal counsel.  The materials, among other things, outlined the services to be provided by Victoria (including the relevant personnel responsible for these services and their experience); the proposed advisory fee of the Fund as compared to fees charged by investment advisers to comparable funds; estimated expenses of the Fund as compared to those of comparable funds; financial data on Victoria; potential fall-out benefits to Victoria; and a summary of Victoria’s compliance program.  The Independent Trustees also met separately with their independent legal counsel to discuss the information provided.  The Board applied its business judgment to determine whether the arrangement between the Trust and Victoria is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided to the Fund by Victoria under the Agreement.  The Board received a presentation from Josephine Jiménez, the portfolio manager of the Fund.  Ms. Jiménez reviewed with the Board the proposed investment objective for the Fund and the investment process Victoria would use in pursuing the Fund’s objective.  The Board noted that Victoria did not serve as investment adviser to any registered investment company, but considered the experience of Ms. Jiménez, who has managed several registered investment companies.

The Board reviewed information regarding Victoria’s compliance program.  In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by Victoria under the Agreement are expected to be satisfactory.

The Trustees also reviewed information showing the proposed advisory fee and estimated expense ratio of the Fund as compared to those of an applicable peer group selected by MFAC using information from Morningstar, Inc.  The Board discussed with MFAC the parameters that MFAC used in creating the Fund’s peer group.  The Board considered that the proposed advisory fee for the Fund was below the median of its peer group and that the Fund’s expense ratio was below the median of its peer group for both the Advisor Class and the Institutional Class shares. The Board considered that Victoria would contractually agree to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions, taxes, dividend expenses on short sales and extraordinary expenses) from exceeding 1.90% and 1.65% of average daily net assets for the Advisor Class and the Institutional Class shares, respectively.  The Board noted that this agreement would remain in effect until September 30, 2009 and expenses borne by Victoria would be subject to reimbursement by the Fund for up to three fiscal years following the fiscal year in which such reimbursements occurred.  In light of the nature, extent and quality of services to be provided under the Agreement, and in light of Victoria’s agreement to waive fees and/or pay Fund expenses, the Board determined that the proposed investment advisory fee for the Fund was fair and reasonable.

Victoria 1522 Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Finally, the Board considered that because the Fund is newly organized, Victoria was not able to identify whether any economies of scale would be realized in connection with its management of the Fund.  The Board also noted that Victoria was unable to estimate the profitability of the Agreement to Victoria, but had agreed to cap the Fund’s expenses and did not anticipate making a profit with respect to the Fund in the near term.  The Board considered possible fall-out benefits to be received by Victoria, noting that Victoria would not utilize soft dollars in connection with its management of the Fund.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that Victoria had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the Fund to approve the Agreement.  No single factor was determinative in the Board’s analysis.

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Victoria 1522 Fund
a series of the Investment Managers Series Trust

Investment Advisor
Victoria 1522 Investments, LP
244 California Street, Suite 610
San Francisco, California 94111

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Victoria 1522 Fund Advisor Class	VMDAX	461 418 881
Victoria 1522 Fund Institutional Class	VMDIX	461 418 873

Privacy Principles of the Victoria 1522 Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Victoria 1522 Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 819-1522 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 819-1522 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 819-1522. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Victoria 1522 Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-819-1522

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) _/s/ John P. Zader
John P. Zader, President

Date   June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ John P. Zader
John P. Zader, President

Date June 5, 2009

By (Signature and Title) _/s/ Rita Dam
Rita Dam, Treasurer

Date June 5, 2009